Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
Deferred Income Tax Assets and Liabilities
The significant components of deferred income tax assets and liabilities consisted of the following.

($ millions)	2022	2021
Gross deferred income tax assets
Regulatory liabilities	674	560
Tax loss and credit carryforwards	658	556
Employee future benefits	161	169
Other	160	91
	1,653	1,376
Valuation allowance	(32)	(23)
Net deferred income tax asset	1,621	1,353

Gross deferred income tax liabilities
PPE	(5,146)	(4,571)
Regulatory assets	(388)	(283)
Intangible assets	(147)	(126)
	(5,681)	(4,980)
Net deferred income tax liability	(4,060)	(3,627)

Income Tax Expense

($ millions)	2022	2021
Canadian
Earnings before income tax expense	447	427

Current income tax	93	84
Deferred income tax	(41)	(35)
Total Canadian	52	49

Foreign
Earnings before income tax expense	1,356	1,212

Current income tax	14	3
Deferred income tax	223	182
Total Foreign	237	185
Income tax expense	289	234

Income tax expense differs from the amount that would be expected to be generated by applying the enacted combined Canadian federal and provincial statutory income tax rate to earnings before income tax expense.
The following is a reconciliation of consolidated statutory taxes to consolidated effective taxes.

($ millions, except as indicated)	2022	2021
Earnings before income tax expense	1,803	1,639
Combined Canadian federal and provincial statutory income tax rate (%)	30.0	30.0
Expected federal and provincial taxes at statutory rate	541	492
Decrease resulting from:
Foreign and other statutory rate differentials	(162)	(155)
AFUDC	(18)	(16)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(74)	(74)
Items capitalized for accounting purposes but expensed for income tax purposes	(7)	(8)
Other	9	(5)
Income tax expense	289	234
Effective tax rate (%)	16.0	14.3

Income Tax Carryforwards
($ millions)	Expiring Year	2022
Canadian
Non-capital loss	2028-2042	393

Foreign
Federal and state net operating loss(1)	2023-2042	3,093
Other tax credits	2023-2042	131
		3,224
Total income tax carryforwards recognized		3,617

(1) Indefinite carryforward for Federal net operating losses, and for states that have adopted the Federal provisions, effective for tax years beginning after December 31, 2017

The Corporation and certain of its subsidiaries are subject to taxation in Canada, the United States and other foreign jurisdictions. The material jurisdictions in which the Corporation is subject to potential income tax compliance examinations include the United States (Federal, Arizona, Kansas, Iowa, Michigan, Minnesota and New York) and Canada (Federal, British Columbia and Alberta). The Corporation's 2018 to 2022 taxation years are still open for audit in Canadian jurisdictions, and its 2018 to 2022 taxation years are still open for audit in United States jurisdictions.